Severance and Retirement Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to the plan for the next year	¥ 780
Accrued liability for retirement benefits	1,096	1,096
Aggregated amount of assets transferred to the contribution plans		1,759
Amount of assets not transferred to the contribution plans	520	637
Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans amount	249	150
Other current liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of assets not transferred to the contribution plans	85	92
Accrued pension and severance costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of assets not transferred to the contribution plans	435	545
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of contributions to total Fund	5.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets transition to contribution plans period, in years		8 years
Kanto IT Software Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan asset		186,190	171,945
Accumulated pension benefit obligations		186,649	172,108
Accumulated benefit obligations in excess of total assets		459	163
Accumulated benefit obligations in excess of total assets, percentage		(0.20%)	(0.10%)
Contributions to multi-employer contributory plan	¥ 790	¥ 781	¥ 809